UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21132

Investment Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Investment Portfolio                                                                                                                                 as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 96.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.549%, with various maturities to 2037 (1)	$1,229	$1,225,946
6.295%, with maturity at 2022 (1)	903	906,028
6.50%, with maturity at 2019	705	720,971
7.50%, with maturity at 2017	639	663,847
8.00%, with various maturities to 2025	1,157	1,230,416
9.25%, with maturity at 2017	102	104,287
		$4,851,495
Federal National Mortgage Association:
5.00%, with maturity at 2014	$1,657	$1,641,079
5.474%, with various maturities to 2035 (1)	3,273	3,270,456
5.50%, with various maturities to 2018 (1)	2,292	2,295,726
5.519%, with maturity at 2036 (1)	1,160	1,159,866
5.543%, with various maturities to 2027 (1)	946	945,886
5.515%, with maturity at 2036 (1)	1,351	1,350,722
5.723%, with maturity at 2018 (1)	199	198,359
6.00%, with maturity at 2023	1,176	1,193,353
6.332%, with maturity at 2032 (1)	1,272	1,294,740
6.50%, with maturity at 2019	689	703,981
7.00%, with various maturities to 2016	1,362	1,399,852
8.00%, with maturity at 2023	383	411,762
9.00%, with maturity at 2011	489	498,130
9.50%, with various maturities to 2022	2,171	2,357,391
9.618%, with maturity at 2018 (2)	1,052	1,169,068
		$19,890,371
Goverment National Mortgage Association:
6.125%, with various maturities to 2027 (1)	$1,848	$1,875,220
8.25%, with maturity at 2020	583	631,839
9.00%, with maturity at 2017	786	863,308
		$3,370,367
Collateralized Mortgage Obligations:
FHLMC, Series 1395, Class F, 4.874%, due 2022 (3)	$210	$205,809
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	135	134,863
FNMA, Series 1993-140, Class J, 6.65%, due 2013	1,326	1,330,926
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	865	896,679
FNMA, Series 2001-4, Class GA, 10.26748%, due 2025 (2)(4)	584	643,509
FNMA, Series G93-17, Class FA, 6.344%, due 2023 (3)	429	437,837

1

FNMA, Series G93-36, Class ZQ, 6.50%, due 2023	$1,953	$2,019,428
FNMA, Series G97-4, Class FA, 6.144%, due 2027 (3)	384	388,690
		$6,057,741
Total Mortgage Pass-Throughs (identified cost $34,216,513)		$34,169,974

Short-Term Investments — 2.5%

Description	Interest	Value
Investment in Cash Management Portfolio, 4.86% (5)	$892,174	$892,174
Total Short-Term Investments (identified cost, $892,174)		$892,174
Total Investments — 99.3% (identified cost $35,108,687)		$35,062,148
Other Assets, Less Liabilities — 0.7%		$236,330
Net Assets — 100.0%		$35,298,478

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
(1)		Adjustable rate mortgage.
(2)		Weighted average fixed rate coupon that resets monthly.
(3)		Floating-rate security.
(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $42,352.

A summary of financial instruments at July 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	30 U.S. Treasury Note	Long	$3,194,651	$3,222,656	$28,005

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$35,319,206
Gross unrealized appreciation	$71,412
Gross unrealized depreciation	(328,470)
Net unrealized depreciation	$(257,058)

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/Mark S. Venezia
Mark. S. Venezia
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark. S. Venezia
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007